Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock Option Activity and Related Information

The following is a summary of the Company’s stock option activity and related information for its option plan for the nine months ended September 30, 2013:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2012	4,320,068	$14.98	4.20	$12,083
Granted	190,920	20.65
Exercised	(313,500)	15.23
Forfeited	(3,500)	17.85
Expired	—	—

Outstanding at September 30, 2013	4,193,988	$15.22	3.73	$28,015

Exercisable at September 30, 2013	3,916,568	$14.99	3.39	$27,073

The following is a summary of the Company’s stock option activity and related information for its option plan for the year ended December 31, 2012:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2011	4,350,068	$14.98	5.1	$68,651
Granted	7,000	17.85
Exercised	(3,000)	13.69
Forfeited	(34,000)	15.35
Expired	—	—

Outstanding at December 31, 2012	4,320,068	$14.98	4.2	$12,100

Exercisable at December 31, 2012	4,192,767	$15.02	4.1	$11,600

Status of Restricted Shares

The following is a summary of the status of the Company’s restricted shares as of September 30, 2013 and changes therein during the nine months then ended:

	Number of Shares Awarded	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2012	1,292,739	$13.62
Granted	3,000	18.18
Vested	(219,976)	13.49
Forfeited	—	—

Non-vested at September 30, 2013	1,075,763	$13.70

The following is a summary of the status of the Company’s restricted shares as of December 31, 2012 and changes therein during the year then ended:

	Number of Shares Awarded	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2011	989,296	$13.02
Granted	484,000	14.75
Vested	(153,057)	12.98
Forfeited	(2,500)	14.66

Non-vested at December 31, 2012	1,317,739	$13.53

Components Of Net Periodic Benefit Cost

The components of net periodic benefit cost are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
	(In thousands)
Service cost	$450	328	$1,349	985
Interest cost	227	199	681	597
Amortization of:
Prior service cost	24	24	73	73
Net gain	165	36	495	109

Total net periodic benefit cost	$866	587	$2,598	1,764

The components of net periodic benefit cost are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Service cost	$1,313	1,061	721
Interest cost	796	811	879
Amortization of:
Prior service cost	98	98	97
Net gain	145	—	54

Total net periodic benefit cost	$2,352	1,970	1,751

Schedule Of Information Regarding Supplemental Executive Retirement Wage Replacement Plan And The Directors' Benefit Plan

The following table sets forth information regarding the SERP and the directors’ defined benefit plan:

	December 31,
	2012	2011
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$19,791	15,971
Service cost	1,313	1,061
Interest cost	796	811
Change in discount rate	1,360	—
Actuarial gain	235	2,712
Benefits paid	(764)	(764)

Benefit obligation at end of year	22,731	19,791

Funded status	$(22,731)	(19,791)

Schedule Of Accumulated Other Comprehensive Loss Related To Pension Plans On A Pre-Tax Basis

	December 31,
	2012	2011
	(In thousands)
Prior service cost	$244	342
Net actuarial gain	7,933	3,688

Total amounts recognized in accumulated other comprehensive income	$8,177	4,030

Schedule Of Weighted-Average Actuarial Assumptions Used

The weighted-average actuarial assumptions used in the plan determinations at December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
Discount rate	3.56%	4.08%
Rate of compensation increase	3.87%	3.74%

Weighted Average Assumptions Used To Determine Net Periodic Benefit Cost

The following are the weighted average assumptions used to determine net periodic benefit cost:

	Year Ended December 31,
	2012	2011	2010

Discount rate	4.08%	5.18%	5.61%
Rate of compensation increase	3.74%	3.63%	3.58%

Estimated Future Benefit Payments

Estimated future benefit payments, which reflect expected future service, as appropriate for the next ten calendar years are as follows:

Amount
(In thousands)
2013	$971
2014	961
2015	952
2016	942
2017	934
2018 through 2022	9,752

Schedule Of Fair Value Of Option Grants Estimated On The Date Of Grant

The fair value of the option grants was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	December 31,
	2012	2011	2010

Expected dividend yield	1.12%	—%	0.63%
Expected volatility	30.40%	31.59%	32.48%
Risk-free interest rate	0.67%	2.08%	2.48%
Expected option life	10.0 years	6.5 years	6.5 years